Restatement of Prior Period Financial Statements - Schedule of Audited Condensed Consolidated Balance Sheet (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
ASSETS
Prepaid expenses and other current assets		$ 3,084	$ 48
Total current assets		14,699	13,226
Total assets		95,084	22,491
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Additional paid-in capital		1,113,050	(2,374)
Accumulated deficit		(1,131,031)	(678,807)
Total members’ deficit		(18,862)	(654,868)
Total liabilities and members’ deficit		$ 95,084	22,491
Previously Reported [Member]
ASSETS
Prepaid expenses and other current assets			59
Total current assets			17,404
Total assets			26,670
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Additional paid-in capital	[1]		(45)
Accumulated deficit			(676,957)
Total members’ deficit			(650,689)
Total liabilities and members’ deficit			26,670
Adjustments [Member]
ASSETS
Prepaid expenses and other current assets			(11)
Total current assets			(4,179)
Total assets			(4,179)
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Additional paid-in capital	[1]		(2,329)
Accumulated deficit			(1,850)
Total members’ deficit			(4,179)
Total liabilities and members’ deficit			(4,179)
As Corrected [Member]
ASSETS
Prepaid expenses and other current assets			48
Total current assets			13,226
Total assets			22,491
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Additional paid-in capital	[1]		(2,374)
Accumulated deficit			(678,807)
Total members’ deficit			(654,868)
Total liabilities and members’ deficit			22,491
Related Party | Previously Reported [Member]
ASSETS
Note receivable – related party			4,167
Related Party | Adjustments [Member]
ASSETS
Note receivable – related party			(4,167)
Related Party | As Corrected [Member]
ASSETS
Note receivable – related party

[1]	Previously reported amounts include the effects of the retroactive application of the recapitalization.